Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 60,302	€ 63,158
Additions	8,049	8,778
Depreciation capitalized	216
Depreciation	(7,032)	(6,606)
Reversals	382	426
Impairments	(2,412)	(1,276)
Write-off	(270)	(84)
Disposals	(113)	(639)
Currency translation differences	1,044	2,098
Initial recognition and changes in estimates	2,074
Changes in the scope of consolidation		(4,877)
Other changes	(48)	(676)
Property, plant and equipment - end of the year	62,192	60,302
Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,274	1,313
Additions	12	18
Depreciation	(60)	(65)
Reversals	44	41
Impairments	(47)	(61)
Disposals	(1)	(2)
Currency translation differences	2	2
Changes in the scope of consolidation		1
Transfers	42	81
Other changes	(48)	(54)
Property, plant and equipment - end of the year	1,218	1,274
E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	42,856	45,782
Additions	144	432
Depreciation	(6,435)	(6,012)
Reversals	65	299
Impairments	(659)	(477)
Write-off		(12)
Disposals	(3)	(400)
Currency translation differences	815	1,623
Initial recognition and changes in estimates	2,028
Changes in the scope of consolidation		(4,388)
Transfers	7,568	6,795
Other changes	113	(786)
Property, plant and equipment - end of the year	46,492	42,856
Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	3,901	3,877
Additions	223	173
Depreciation	(537)	(529)
Reversals	69	86
Impairments	(500)	(73)
Write-off	(5)	(1)
Disposals	(1)	(9)
Currency translation differences	21	36
Changes in the scope of consolidation		32
Transfers	597	461
Other changes	(136)	(152)
Property, plant and equipment - end of the year	3,632	3,901
E&P exploration assets and appraisal
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,267	1,371
Additions	508	330
Depreciation capitalized	14
Write-off	(216)	(66)
Disposals	(22)	(32)
Currency translation differences	24	53
Initial recognition and changes in estimates	25
Changes in the scope of consolidation		(58)
Transfers	(42)	(294)
Other changes	5	(37)
Property, plant and equipment - end of the year	1,563	1,267
E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	9,195	9,469
Additions	6,170	6,947
Depreciation capitalized	202
Reversals	65
Impairments	(669)	(548)
Write-off	(49)	(4)
Disposals	(80)	(198)
Currency translation differences	181	385
Initial recognition and changes in estimates	21
Changes in the scope of consolidation		(474)
Transfers	(7,526)	(6,501)
Other changes	(98)	119
Property, plant and equipment - end of the year	7,412	9,195
Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,809	1,346
Additions	992	878
Reversals	139
Impairments	(537)	(117)
Write-off		(1)
Disposals	(6)	2
Currency translation differences	1	(1)
Changes in the scope of consolidation		10
Transfers	(639)	(542)
Other changes	116	234
Property, plant and equipment - end of the year	1,875	1,809
Gross carrying amount
Property, plant and equipment
Property, plant and equipment - beginning of the year	183,284
Property, plant and equipment - end of the year	192,815	183,284
Gross carrying amount | Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	4,060
Property, plant and equipment - end of the year	4,067	4,060
Gross carrying amount | E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	135,467
Property, plant and equipment - end of the year	144,789	135,467
Gross carrying amount | Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	27,516
Property, plant and equipment - end of the year	28,191	27,516
Gross carrying amount | E&P exploration assets and appraisal
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,267
Property, plant and equipment - end of the year	1,563	1,267
Gross carrying amount | E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	12,559
Property, plant and equipment - end of the year	11,406	12,559
Gross carrying amount | Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	2,415
Property, plant and equipment - end of the year	2,799	2,415
Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Property, plant and equipment - beginning of the year	(122,982)
Property, plant and equipment - end of the year	(130,623)	(122,982)
Accumulated depreciation, amortisation and impairment | Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	(2,786)
Property, plant and equipment - end of the year	(2,849)	(2,786)
Accumulated depreciation, amortisation and impairment | E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	(92,611)
Property, plant and equipment - end of the year	(98,297)	(92,611)
Accumulated depreciation, amortisation and impairment | Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	(23,615)
Property, plant and equipment - end of the year	(24,559)	(23,615)
Accumulated depreciation, amortisation and impairment | E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	(3,364)
Property, plant and equipment - end of the year	(3,994)	(3,364)
Accumulated depreciation, amortisation and impairment | Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	(606)
Property, plant and equipment - end of the year	€ (924)	€ (606)